Revenue Classes	12 Months Ended
Dec. 31, 2017
Just Right Products, Inc. [Member]
Revenue Classes

NOTE 6 – REVENUE CLASSES

Selected financial information for the Company’s operating revenue classes as of December 31, 2017 and 2016, are as follows:

	For the years ended
Revenues:	December 31,
	2017	2016
Embroidery / screen printing	$1,674,206	$1,557,996
Academic store	1,061,392	880,948
Boots	-	113,901
Other promotional products	504,407	269,097
Total	$3,204,005	$2,821,942

	For the years ended
Direct costs of revenue:	December 31,
	2017	2016
Purchase	$1,497,160	$1,575,050
Labor	531,593	390,761
Other promotional products	88,732	119,979
Total	$2,117,485	$2,085,790

The Company’s four revenue classes are embroidery / screen printing, academic store, boots, and other promotional products.